EQUITY (Details Narrative) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EQUITY
Shares outstanding	188,446,126,794		188,446,126,794	188,446,126,794	188,446,126,794
Increase in capital	$ 891,303
Percentage of capitalization earnings		30.00%
Retained earnings to reserves	$ 141,706		$ 112,219